CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
CASH FLOWS FROM OPERATING ACTIVITIES:
Loss	$ (7,070)	$ (4,926)	$ (14,180)	$ (10,654)
Adjustments required to reconcile loss to net cash used in operating activities:
Depreciation			470	432
Changes in accrued liability for employee rights upon retirement, net			17	46
Share-based compensation			779	1,487
Financial expenses (income), net			(14)	43
Net changes in operating leases			(30)	(103)
Changes in fair value of marketable securities			76	(79)	$ 65
Changes in operating asset and liabilities:
Accounts receivable			2,949	(7,826)
Prepaid expenses and other current assets			(201)	1,890
Accounts payable and other			553	1,935
Long-term receivables
Net cash used in operating activities			(9,581)	(12,829)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment			(358)	(282)
Investment in marketable securities			(19,640)	(2,551)	(38,702)
Proceeds from sale of marketable securities			19,852	23,773	54,333
Short-term deposits			(19,900)	1,000
Long-term deposits			(12)	(5)
Net cash provided by (used in) investing activities			(20,058)	21,935
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceed from exercise of options			151
Proceeds from issuance of shares, net of issuance costs			26,306
Net cash provided by financing activities			26,457
EFFECT OF EXCHANGE RATE ON CASH AND CASH EQUIVALENTS			14	(43)
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS			(3,168)	9,063
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH AT BEGINNING OF THE PERIOD			9,762	5,675	5,675
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH AT END OF THE PERIODs	6,594	14,738	6,594	14,738	9,762
Cash and Cash equivalents	5,444	14,388	5,444	14,388	$ 9,412
Restricted cash	1,150	350	1,150	350
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH SHOWN IN STATEMENT OF CASH FLOWS	$ 6,594	$ 14,738	6,594	14,738
SUPPLEMENTARY INFORMATION:
Interest received			$ 628